Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future benefit payments expected to be paid
2013	$ 336
2014	428
2015	452
2016	462
2017	561
2018 to 2022	$ 3,712